Restructuring, Impairments and Gains on Sale - Additional Information (Detail) $ in Thousands		1 Months Ended					3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2021 USD ($) Locations	Jun. 30, 2020 USD ($)	Sep. 30, 2020 Locations	Dec. 31, 2020 USD ($) Locations	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of pre open locations | Locations										3		82	82
Previously open consolidated locations | Locations										59		24
Restructuring expenses							$ (27,794)	$ 80,529		$ 466,045	$ 136,216		$ 206,703	$ 329,221
Net gain on lease terminations													(37,400)	3,200
Legal and other exit costs													52,500	1,600
Restructuring liability	$ 28,875						24,936			24,936			28,875	91,369
Accounts payable and accrued expenses	29,500						28,300			28,300			29,500	1,500
Other liabilities							7,800			7,800
Receivables from landlords in connection with lease terminations	600						11,200			11,200			600
Deferred costs associated with initial public offering														50,500
Alternate transaction fees						$ 44,000
Restructring and impairments						$ 345,000	12,400			31,500
Non routine gains							242,100			541,600			1,355,900	335,000	0
Asset impairment charges							242,100			541,600			1,355,900	335,000	0
Loss on termination of leases							(10)	2,800		30	2,800		3,100	63,100	29,600
Goodwill impairment							0			0				214,515	0
Impairment of intangible assets							0			0				51,789	0
Assets held for sale or disposal							0			0					$ 0
Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Disposal group not discontinued operation impairment loss on assets held for sale	(18,300)	$ (3,000)
Teem [Member]
Restructuring Cost and Reserve [Line Items]
Total sale proceeds from disposal					$ 50,500
Discontinued operation, amount of adjustment								(100)
Teem [Member] | Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Disposal group, gain on sale					$ 37,200
Managed By Q [Member]
Restructuring Cost and Reserve [Line Items]
Total sale proceeds from disposal				$ 28,100
Disposal Group Consideration Held Back				2,500
Goodwill impairment													20,700
Managed By Q [Member] | Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Disposal group, gain on sale								8,900			8,900		9,800
Goodwill impairment									$ 51,800					145,000
Impairment of intangible assets									$ 145,000				20,700	145,000
Meetup [Member]
Restructuring Cost and Reserve [Line Items]
Total sale proceeds from disposal				$ 9,500
Ownership interest percent before disposal				91.00%
Ownership interest percent after disposal				9.00%
Meetup [Member] | Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Disposal group not discontinued operation impairment loss on assets held for sale				$ (26,100)
424 Fifth Venture [Member]
Restructuring Cost and Reserve [Line Items]
Disposal Group Consideration Held Back										15,000
Proceeds from sale of equity method investments										10,000
424 Fifth Venture [Member] | Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Disposal group not discontinued operation impairment loss on assets held for sale				(53,700)
Space IQ [Member] | Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Total sale proceeds from disposal			$ 9,600
Disposal group not discontinued operation impairment loss on assets held for sale			$ (23,100)					(300)			(23,100)
Flatrion [Member]
Restructuring Cost and Reserve [Line Items]
Total sale proceeds from disposal		28,500
Disposal group not discontinued operation impairment loss on assets held for sale		$ (6,000)						17,200			17,200
Other Current Liabilities [Member] | Managed By Q [Member]
Restructuring Cost and Reserve [Line Items]
Disposal Group Consideration Held Back				$ 2,500			2,200			300
One-time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses							7,076	$ 106,910		545,102	$ 153,031		191,600	139,300
Restructuring liability	$ 16,119						$ 5,043			$ 5,043			$ 16,119	89,872
Non Compete Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses														$ 185,000